GOODWILL - Projection Rate (Details) - Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Discount interest rate after taxes	13.60%
Growth rate used to extrapolate cash flow projections	3.40%
Up to 1 year
Disclosure of reconciliation of changes in goodwill [line items]
Interest rate on investments	4.90%	5.40%
Borrowing rate	6.30%	6.30%
Growth in income from commissions	(8.90%)	0.70%
Growth in expenses	(1.70%)	3.40%
Inflation	2.90%	3.20%
Discount interest rate after taxes	13.60%	12.00%
Growth rate used to extrapolate cash flow projections	3.40%	3.20%
Later than one year and not later than two years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Interest rate on investments	4.30%	5.70%
Borrowing rate	6.30%	6.30%
Growth in income from commissions	8.40%	6.30%
Growth in expenses	4.20%	4.80%
Inflation	4.40%	2.70%
Discount interest rate after taxes	13.40%
Later than two years and not later than three years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Interest rate on investments	4.60%	6.50%
Borrowing rate	6.30%	6.30%
Growth in income from commissions	7.10%	7.50%
Growth in expenses	(0.80%)	5.50%
Inflation	3.80%	3.50%
Discount interest rate after taxes	13.40%
Later than three years and not later than four years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Interest rate on investments	4.30%	6.30%
Borrowing rate	6.30%	6.30%
Growth in income from commissions	7.10%	6.50%
Growth in expenses	2.50%	(0.50%)
Inflation	3.10%	3.30%
Discount interest rate after taxes	13.40%
Later than four years and not later than five years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Interest rate on investments	4.30%	6.30%
Borrowing rate	6.30%	6.30%
Growth in income from commissions	6.40%	6.40%
Growth in expenses	5.30%	3.20%
Inflation	3.10%	3.30%
Discount interest rate after taxes	13.40%